Statements of Changes in Total Equity - EUR (€) € in Millions	Capital	Share premium [Member]	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Other reserves [Member]	Own equity instruments	Parent result for the period	Dividends	Other comprehensive income	Other comprehensive income non-controlling interests	Other elements	Total
Adjustments due to changes in accounting policies						€ 112				€ (291)	€ 241	€ (1,533)	€ (1,471)
Opening balance	€ 8,068	€ 51,053	€ 525	€ 216	€ 53,437	(1,490)	€ (22)	€ 6,619	€ (2,029)	(22,067)	(1,195)	12,247	105,362
Equity at beginning of period at Dec. 31, 2017	8,068	51,053	525	216	53,437	(1,602)	(22)	6,619	(2,029)	(21,776)	(1,436)	13,780	106,833
Total recognized income and expense								3,752		(1,818)	(182)	769	2,521
Other changes in equity			17	(1)	3,530	(62)	(39)	(6,619)	980			(1,244)	(3,438)
Dividends					(968)				(1,049)			(418)	(2,435)
Purchase of equity instruments							(624)						(624)
Disposal of equity instruments						1	585						586
Transfers between equity items					4,498	92		(6,619)	2,029
Increases or ( ) decreases due to business combinations												(822)	(822)
Share-based payment				(69)								17	(52)
Other increases or ( ) decreases of the equity			17	68		(155)						(21)	(91)
Equity at end of period at Jun. 30, 2018	8,068	51,053	542	215	56,967	(1,552)	(61)	3,752	(1,049)	(23,885)	(1,377)	11,772	104,445
Adjustments due to changes in accounting policies						(391)							(391)
Opening balance	8,118	50,993	565	234	56,756	(3,958)	(59)	7,810	(2,237)	(22,141)	(1,292)	12,181	106,970
Equity at beginning of period at Dec. 31, 2018	8,118	50,993	565	234	56,756	(3,567)	(59)	7,810	(2,237)	(22,141)	(1,292)	12,181	107,361
Total recognized income and expense								3,231		716	143	851	4,941
Other changes in equity			16	(79)	4,293	(103)	47	(7,810)	2,237			(527)	(1,926)
Dividends					(1,055)							(592)	(1,647)
Purchase of equity instruments							(522)						(522)
Disposal of equity instruments						(6)	569						563
Transfers between equity items					5,348	225		(7,810)	€ 2,237
Increases or ( ) decreases due to business combinations												81	81
Share-based payment				(77)									(77)
Other increases or ( ) decreases of the equity			16	(2)		(322)						(16)	(324)
Equity at end of period at Jun. 30, 2019	€ 8,118	€ 50,993	€ 581	€ 155	€ 61,049	€ (4,061)	€ (12)	€ 3,231		€ (21,425)	€ (1,149)	€ 12,505	€ 109,985